John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 97.0%		$171,584,749
(Cost $159,581,511)
Australia 2.5%		4,415,507
Macquarie Group, Ltd.	18,499	2,181,586
Mirvac Group	1,417,192	2,233,921
Brazil 2.6%		4,551,868
Itau Unibanco Holding SA, ADR	394,848	2,373,036
WEG SA	258,095	2,178,832
Canada 1.8%		3,204,784
Canadian Pacific Kansas City, Ltd.	38,945	3,204,784
Chile 1.2%		2,115,271
Sociedad Quimica y Minera de Chile SA, ADR	28,705	2,115,271
China 6.7%		11,944,823
Alibaba Group Holding, Ltd., ADR (A)	26,502	2,707,444
BYD Company, Ltd., H Shares	78,494	2,795,801
Ping An Insurance Group Company of China, Ltd., H Shares	449,927	3,278,502
Trip.com Group, Ltd., ADR (A)	77,073	3,163,076
Denmark 3.7%		6,501,375
Novo Nordisk A/S, B Shares	18,934	3,053,150
Orsted A/S (B)	20,634	1,795,560
Vestas Wind Systems A/S (A)	61,790	1,652,665
Finland 1.8%		3,139,101
Sampo OYJ, A Shares	71,235	3,139,101
France 7.6%		13,450,728
AXA SA	126,192	3,879,014
L’Oreal SA	3,901	1,814,400
Rexel SA	118,965	2,869,717
Schneider Electric SE	27,401	4,887,597
Germany 8.9%		15,691,644
BioNTech SE, ADR (A)	11,795	1,284,122
Deutsche Telekom AG	240,942	5,252,857
Hannover Rueck SE	7,280	1,553,371
Infineon Technologies AG	61,971	2,722,739
Mercedes-Benz Group AG	10,828	864,760
SAP SE	29,424	4,013,795
Hong Kong 0.7%		1,246,393
China Traditional Chinese Medicine Holdings Company, Ltd.	2,695,996	1,246,393
India 1.7%		3,052,935
HDFC Bank, Ltd., ADR	44,712	3,052,935
Indonesia 4.4%		7,710,384
Bank Rakyat Indonesia Persero Tbk PT	11,579,963	4,335,584
Telkom Indonesia Persero Tbk PT	13,697,766	3,374,800
Ireland 0.9%		1,543,574
Kerry Group PLC, Class A	7,034	698,837
Kerry Group PLC, Class A (London Stock Exchange)	8,685	844,737
Italy 0.9%		1,511,673
Prysmian SpA	37,910	1,511,673
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan 12.1%		$21,432,442
Daikin Industries, Ltd.	13,819	2,794,184
Eisai Company, Ltd.	35,694	2,252,063
Hoya Corp.	17,403	2,026,743
Kurita Water Industries, Ltd.	57,551	2,314,424
ORIX Corp.	181,534	3,492,085
Shiseido Company, Ltd.	35,636	1,562,427
Sony Group Corp.	34,761	3,255,932
TDK Corp.	57,442	2,200,504
Yamaha Corp.	39,591	1,534,080
Netherlands 4.9%		8,626,244
ING Groep NV	304,020	4,437,700
Koninklijke Ahold Delhaize NV	121,517	4,188,544
Philippines 1.3%		2,356,406
BDO Unibank, Inc.	891,042	2,356,406
Singapore 2.9%		5,133,190
Oversea-Chinese Banking Corp., Ltd.	512,921	5,133,190
South Africa 1.6%		2,831,180
Naspers, Ltd., N Shares	14,409	2,831,180
South Korea 4.9%		8,619,950
LG Chem, Ltd.	5,459	2,777,027
SK Hynix, Inc.	35,484	3,436,450
SK Telecom Company, Ltd., ADR	119,904	2,406,473
Spain 1.3%		2,325,771
Industria de Diseno Textil SA	60,760	2,325,771
Sweden 2.5%		4,482,359
Atlas Copco AB, B Shares	177,148	2,187,587
Essity AB, B Shares	92,545	2,294,772
Switzerland 2.4%		4,314,986
Roche Holding AG	13,917	4,314,986
Taiwan 4.5%		7,999,983
Delta Electronics, Inc.	227,706	2,658,175
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	53,876	5,341,808
Thailand 1.2%		2,115,760
Kasikornbank PCL	574,023	2,115,760
United Kingdom 12.0%		21,266,418
AstraZeneca PLC	22,839	3,281,425
Barratt Developments PLC	368,165	2,155,096
ConvaTec Group PLC (B)	809,785	2,169,532
Croda International PLC	18,497	1,400,469
Dechra Pharmaceuticals PLC	48,333	2,304,156
Spirax-Sarco Engineering PLC	14,349	2,049,323
SSE PLC	139,312	3,012,367
Unilever PLC (Euronext Amsterdam Exchange)	90,920	4,894,050

Total investments (Cost $159,581,511) 97.0%	$171,584,749
Other assets and liabilities, net 3.0%	5,395,642
Total net assets 100.0%	$176,980,391

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Financials	23.4%
Industrials	14.6%
Health care	12.2%
Consumer discretionary	12.2%
Information technology	11.4%
Consumer staples	9.3%
Communication services	6.3%
Materials	3.6%
Utilities	2.7%
Real estate	1.3%
Other assets and liabilities, net	3.0%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$4,415,507	—	$4,415,507	—
Brazil	4,551,868	$4,551,868	—	—
Canada	3,204,784	3,204,784	—	—
Chile	2,115,271	2,115,271	—	—
China	11,944,823	5,870,520	6,074,303	—
Denmark	6,501,375	—	6,501,375	—
Finland	3,139,101	—	3,139,101	—
France	13,450,728	—	13,450,728	—
Germany	15,691,644	1,284,122	14,407,522	—
Hong Kong	1,246,393	—	1,246,393	—
India	3,052,935	3,052,935	—	—
Indonesia	7,710,384	—	7,710,384	—
Ireland	1,543,574	—	1,543,574	—
Italy	1,511,673	—	1,511,673	—
Japan	21,432,442	—	21,432,442	—
Netherlands	8,626,244	—	8,626,244	—
Philippines	2,356,406	—	2,356,406	—
Singapore	5,133,190	—	5,133,190	—
South Africa	2,831,180	—	2,831,180	—
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	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
South Korea	$8,619,950	$2,406,473	$6,213,477	—
Spain	2,325,771	—	2,325,771	—
Sweden	4,482,359	—	4,482,359	—
Switzerland	4,314,986	—	4,314,986	—
Taiwan	7,999,983	5,341,808	2,658,175	—
Thailand	2,115,760	—	2,115,760	—
United Kingdom	21,266,418	—	21,266,418	—
Total investments in securities	$171,584,749	$27,827,781	$143,756,968	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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